Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Statement [line items]
Disclosure of marketable securities commodities deposits derivative instruments and cash
15. Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents
Marketable securities, commodities, time deposits and derivative financial instruments
(USD millions)	2017	2016

Debt securities	328	306

Fund investments	34	31

Total available-for-sale marketable securities	362	337

Commodities	106	94

Time deposits with original maturity more than 90 days	125	108

Derivative financial instruments	31	230

Accrued interest on debt securities and time deposits	1	1

Total marketable securities, commodities, time deposits and derivative financial instruments	625	770

The following table provides a breakdown of debt securities by currency:
(USD millions)	2017	2016

US dollar (USD)	303	284

Euro (EUR)	14	12

Japanese yen (JPY)	11	10

Total debt securities	328	306

Cash and cash equivalents
(USD millions)	2017	2016

Current accounts	2 970	1 912

Time deposits and short-term investments with original maturity less than 90 days	5 890	5 095

Total cash and cash equivalents	8 860	7 007